Cost of Revenue (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Sales Text Block Abstract
Tax and surcharges, description	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).